Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0001600626
Registrant Name	Peakstone Realty Trust
Registration File Number	333-273803
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES